Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$979,454.21

Principal:
Principal Collections	$12,313,465.01
Prepayments in Full	$7,403,327.86
Liquidation Proceeds	$100,141.42
Recoveries	$40,479.53
Sub Total	$19,857,413.82
Collections:	$20,836,868.03

Purchase Amounts:
Purchase Amounts Related to Principal	$229,626.25
Purchase Amounts Related to Interest	$633.51
Sub Total	$230,259.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,067,127.79

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,067,127.79
Servicing Fee	$338,375.03	$338,375.03	$0.00	$0.00	$20,728,752.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,728,752.76
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,728,752.76
Interest - Class A-3 Notes	$212,163.40	$212,163.40	$0.00	$0.00	$20,516,589.36
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$20,437,051.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,437,051.86
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$20,393,882.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,393,882.28
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$20,344,905.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,344,905.95
Regular Principal Payment	$18,569,000.20	$18,569,000.20	$0.00	$0.00	$1,775,905.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,775,905.75
Residual Released to Depositor	$0.00	$1,775,905.75	$0.00	$0.00	$0.00
Total		$21,067,127.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,569,000.20
Total					$18,569,000.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,569,000.20	$59.04	$212,163.40	$0.67	$18,781,163.60	$59.71
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$18,569,000.20	$22.06	$383,846.81	$0.46	$18,952,847.01	$22.52

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$244,803,918.21	0.7783908	$226,234,918.01	0.7193479
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$357,613,918.21	0.4248155	$339,044,918.01	0.4027571

Pool Information
Weighted Average APR	2.864%	2.858%
Weighted Average Remaining Term	39.22	38.39
Number of Receivables Outstanding	19,882	19,363
Pool Balance	$406,050,035.75	$385,928,665.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$374,450,327.59	$355,881,327.39
Pool Factor	0.4441619	0.4221519

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$30,047,338.42
Targeted Overcollateralization Amount	$46,883,747.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,883,747.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	20

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	32	$74,809.40
(Recoveries)	19	$40,479.53
Net Loss for Current Collection Period		$34,329.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.1015%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3001%
Second Prior Collection Period			-0.0312%
Prior Collection Period			-0.3021%
Current Collection Period			0.1040%
Four Month Average (Current and Prior Three Collection Periods)			0.0177%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1074	$2,314,071.91
(Cumulative Recoveries)			$529,704.16
Cumulative Net Loss for All Collection Periods			$1,784,367.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1952%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,154.63
Average Net Loss for Receivables that have experienced a Realized Loss			$1,661.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	151	$3,740,830.23
61-90 Days Delinquent	0.12%	20	$446,837.27
91-120 Days Delinquent	0.01%	3	$54,609.86
Over 120 Days Delinquent	0.04%	3	$160,086.03
Total Delinquent Receivables	1.14%	177	$4,402,363.39
Repossession Inventory:
Repossessed in the Current Collection Period		7	$126,521.66
Total Repossessed Inventory		9	$253,044.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0588%
Prior Collection Period		0.0956%
Current Collection Period		0.1343%
Three Month Average		0.0962%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1714%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	20

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$1,561,229.32
2 Months Extended	69	$1,952,035.26
3+ Months Extended	9	$255,186.03

Total Receivables Extended	140	$3,768,450.61

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer